GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets, discontinued operations	$ 2.9	$ 4.2	$ 22.2
Gross Carrying Amount	2,326.1	2,453.0
Accumulated Amortization	(1,166.9)	(1,029.9)
Patents and copyrights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	52.8	56.3
Accumulated Amortization	(43.9)	(44.3)
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	165.7	168.5
Accumulated Amortization	(89.6)	(79.4)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,832.0	1,947.2
Accumulated Amortization	(893.1)	(783.3)
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	275.6	281.0
Accumulated Amortization	$ (140.3)	$ (122.9)